Operating Leases (Table)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Future minimum lease payments under noncancellable operating leases
The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2013:

2014	$277,599
2015	242,261
2016	199,568
2017	152,446
2018	104,186
Later years	244,072
Total minimum lease payments	$1,220,132